Cover	Apr. 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 03, 2024
Entity File Number	333-185928
Entity Registrant Name	ARAX HOLDINGS CORP.
Entity Central Index Key	0001566243
Entity Tax Identification Number	99-0376721
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	820 E Park Ave
Entity Address, Address Line Two	Bld. D200
Entity Address, City or Town	Tallahassee
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32301
City Area Code	850
Local Phone Number	254 1161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false